Interest expense	12 Months Ended
Dec. 31, 2019
Interest expense.
Interest expense
Interest expense
Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.
The detail of the main items of interest expense and similar charges accrued in 2019, 2018 and 2017 is as follows:

Million euros
	2019	2018	2017
Central banks deposits	468	421	216
Credit institution deposits	2,576	2,588	2,037
Customer deposits	10,137	9,062	11,074
Debt securities issued and subordinated liabilities	6,679	6,073	6,651
Marketable debt securities	6,034	5,303	5,685
Subordinated liabilities (Note 23)	645	770	966
Provisions for pensions (Note 25)	145	186	198
Lease Liabilities	273	9	8
Other interest expense	1,224	1,645	1,561
	21,502	19,984	21,745

Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.